Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following tables and related disclosures provide information about (i) the “total compensation” of our principal executive officer, or PEO, and our non-PEO
named executive officers, or Other NEOs, as presented in the Summary Compensation Table, or the SCT Amounts, (ii) the compensation actually paid, or CAP, to our PEO and Other NEOs, as calculated pursuant to the SEC’s pay-versus-performance
rules, or the CAP Amounts, (iii) certain financial performance measures, and (iv) the relationship of the CAP Amounts to those financial performance measures.
This disclosure has been prepared in accordance with Item 402(v) of Regulation
S-K
under the Exchange Act. The compensation committee does not utilize CAP for compensation considerations and determinations.

Year	Summary Compensation Table Total For PEO (1)	Compensation Actually Paid to PEO(1)	Average Summary Compensation Table Total for Other NEOs(2)(3)	Average Compensation Actually Paid to Other NEOs(2)(3)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return	Net Income/ (Loss) (in thousands)
2024	$5,725,903	$9,450,223	$2,078,058	$3,715,968	$53.52	$32,169
2023	$4,128,264	$2,532,429	$1,907,033	$1,559,418	$32.77	$(51,287)
2022	$2,786,272	$2,205,651	$1,583,445	$1,015,913	$39.46	$(24,416)

(1)	Jayme Mendal, our chief executive officer and president, was PEO for all years in the table.
(2)
For 2024, Joseph Sanborn, our chief financial officer, and David Brainard, our chief technology officer, were Other NEOs. For 2023, Julia Brncic, our general counsel and secretary, and David Brainard, our chief technology officer, were Other NEOs. For 2022, John Wagner, our former chief financial officer and treasurer, David Brainard, our chief technology officer, and David Mason, our former general counsel and secretary, who served in this role until October 2022, were Other NEOs.

(3)
The following table summarizes the adjustments made in accordance with Item 402(v) of Regulation
S-K
in order to calculate the CAP Amounts from the SCT Amounts. The SCT Amounts and the CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation
S-K
under the Exchange Act.

	2024		2023		2022
Adjustments†	PEO	Other NEOs*	PEO	Other NEOs*	PEO	Other NEOs*
SCT Amounts	$5,725,903	$2,078,058	$4,128,264	$1,907,033	$2,786,272	$1,583,445
(Subtraction): Aggregate value for stock awards and option awards included in SCT Amounts for the covered fiscal year	(4,181,765)	(1,099,219)	(2,278,200)	(1,550,149)	(2,239,566)	(1,147,540)
Addition: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	6,188,324	1,351,864	1,382,550	1,421,349	2,085,548	845,560
Addition (Subtraction): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	1,439,751	801,231	(627,912)	(80,893)	(174,577)	(26,958)
Addition: Vesting date fair value of awards granted and vested during the covered fiscal year	512,208	211,985	236,625	74,075	—	135,093
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	864,431	372,049	(308,898)	(211,997)	(139,321)	(196,567)
(Subtraction): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	(1,098,629)	—	—	—	(112,705)	(177,120)

CAP Amounts (as calculated)	$9,450,223	$3,715,968	$2,532,429	$1,559,418	$2,205,651	$1,015,913

33
†	Valuation assumptions used to calculate fair values did not materially differ from those used to calculate fair values at the time of grant as reflected in the SCT Amounts.

Named Executive Officers, Footnote	For 2024, Joseph Sanborn, our chief financial officer, and David Brainard, our chief technology officer, were Other NEOs. For 2023, Julia Brncic, our general counsel and secretary, and David Brainard, our chief technology officer, were Other NEOs. For 2022, John Wagner, our former chief financial officer and treasurer, David Brainard, our chief technology officer, and David Mason, our former general counsel and secretary, who served in this role until October 2022, were Other NEOs.
PEO Total Compensation Amount	$ 5,725,903	$ 4,128,264	$ 2,786,272
PEO Actually Paid Compensation Amount	$ 9,450,223	2,532,429	2,205,651
Adjustment To PEO Compensation, Footnote
(3)
The following table summarizes the adjustments made in accordance with Item 402(v) of Regulation
S-K
in order to calculate the CAP Amounts from the SCT Amounts. The SCT Amounts and the CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation
S-K
under the Exchange Act.

	2024		2023		2022
Adjustments†	PEO	Other NEOs*	PEO	Other NEOs*	PEO	Other NEOs*
SCT Amounts	$5,725,903	$2,078,058	$4,128,264	$1,907,033	$2,786,272	$1,583,445
(Subtraction): Aggregate value for stock awards and option awards included in SCT Amounts for the covered fiscal year	(4,181,765)	(1,099,219)	(2,278,200)	(1,550,149)	(2,239,566)	(1,147,540)
Addition: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	6,188,324	1,351,864	1,382,550	1,421,349	2,085,548	845,560
Addition (Subtraction): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	1,439,751	801,231	(627,912)	(80,893)	(174,577)	(26,958)
Addition: Vesting date fair value of awards granted and vested during the covered fiscal year	512,208	211,985	236,625	74,075	—	135,093
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	864,431	372,049	(308,898)	(211,997)	(139,321)	(196,567)
(Subtraction): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	(1,098,629)	—	—	—	(112,705)	(177,120)

CAP Amounts (as calculated)	$9,450,223	$3,715,968	$2,532,429	$1,559,418	$2,205,651	$1,015,913

33
†	Valuation assumptions used to calculate fair values did not materially differ from those used to calculate fair values at the time of grant as reflected in the SCT Amounts.

Non-PEO NEO Average Total Compensation Amount	$ 2,078,058	1,907,033	1,583,445
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,715,968	1,559,418	1,015,913
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The following table summarizes the adjustments made in accordance with Item 402(v) of Regulation
S-K
in order to calculate the CAP Amounts from the SCT Amounts. The SCT Amounts and the CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation
S-K
under the Exchange Act.

	2024		2023		2022
Adjustments†	PEO	Other NEOs*	PEO	Other NEOs*	PEO	Other NEOs*
SCT Amounts	$5,725,903	$2,078,058	$4,128,264	$1,907,033	$2,786,272	$1,583,445
(Subtraction): Aggregate value for stock awards and option awards included in SCT Amounts for the covered fiscal year	(4,181,765)	(1,099,219)	(2,278,200)	(1,550,149)	(2,239,566)	(1,147,540)
Addition: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	6,188,324	1,351,864	1,382,550	1,421,349	2,085,548	845,560
Addition (Subtraction): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	1,439,751	801,231	(627,912)	(80,893)	(174,577)	(26,958)
Addition: Vesting date fair value of awards granted and vested during the covered fiscal year	512,208	211,985	236,625	74,075	—	135,093
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	864,431	372,049	(308,898)	(211,997)	(139,321)	(196,567)
(Subtraction): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	(1,098,629)	—	—	—	(112,705)	(177,120)

CAP Amounts (as calculated)	$9,450,223	$3,715,968	$2,532,429	$1,559,418	$2,205,651	$1,015,913

33
†	Valuation assumptions used to calculate fair values did not materially differ from those used to calculate fair values at the time of grant as reflected in the SCT Amounts.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 53.52	32.77	39.46
Net Income (Loss)	$ 32,169,000	(51,287,000)	(24,416,000)
PEO Name	Jayme Mendal
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 6,188,324	1,382,550	2,085,548
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,439,751	(627,912)	(174,577)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	512,208	236,625	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	864,431	(308,898)	(139,321)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,098,629)	0	(112,705)
PEO | Stock awards and option awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,181,765)	(2,278,200)	(2,239,566)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,351,864	1,421,349	845,560
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	801,231	(80,893)	(26,958)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	211,985	74,075	135,093
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	372,049	(211,997)	(196,567)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(177,120)
Non-PEO NEO | Stock awards and option awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,099,219)	$ (1,550,149)	$ (1,147,540)